Statutory Reserves (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Statutory Reserves (Details) [Line Items]
Percentage of net income		10.00%
Transferred amount (in Dollars)		$ 16,312
Description of statutory reverse	the Company transferred $14,774, which is 10% of Xi’an TCH’s net income to the statutory reverse.		the Company transferred $629,330, which is 10% of Xi’an TCH’s net income to the statutory reverse.
Statutory reverse percentage			10%
Statutory Surplus Reserve Fund [Member]
Statutory Reserves (Details) [Line Items]
Percentage of net income		10.00%	10.00%
Statutory surplus reserve of registered capital, percentage		50.00%	50.00%
Surplus reserve fund, description		The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.	The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.
Common Welfare Fund [Member] | Minimum [Member]
Statutory Reserves (Details) [Line Items]
Percentage of net income		5.00%	5.00%
Common Welfare Fund [Member] | Maximum [Member]
Statutory Reserves (Details) [Line Items]
Percentage of net income		10.00%	10.00%